BUSINESS SEGMENTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Jan. 01, 2015 market
Segment reporting information
Revenues, net of interest expense	$ 17,899	$ 19,689	$ 19,425	$ 20,206	$ 17,873	$ 17,941	$ 20,592	$ 20,318	$ 77,219	[1]	$ 76,724	[1]	$ 69,530
Provision for income taxes	1,077	2,068	1,921	2,131	1,184	1,102	2,225	1,675	7,197		6,186		397
Income (loss) from continuing operations	383	2,916	253	3,952	2,325	3,201	4,194	3,896	7,504		13,616		7,768
Identifiable assets	1,842,181				1,880,035				1,842,181		1,880,035
Provisions for credit losses and for benefits and claims	2,013	1,750	1,730	1,974	2,072	1,959	2,024	2,459	7,467		8,514		11,329
Citicorp | North America
Segment reporting information
Revenues, net of interest expense									32,000		31,200		30,000
Citicorp | EMEA
Segment reporting information
Revenues, net of interest expense									10,700		11,200		11,200
Citicorp | Latin America
Segment reporting information
Revenues, net of interest expense									12,700		13,300		12,700
Citicorp | Asia
Segment reporting information
Revenues, net of interest expense									13,700		13,900		13,800
Global Consumer Banking
Segment reporting information
Regional business	4								4
Provisions for credit losses and for benefits and claims									5,800		6,600		5,900
Institutional Clients Group
Segment reporting information
Number of countries where the entity provides a broad range of banking and financial products and services	100								100
Provisions for credit losses and for benefits and claims									57		78		276
Citi Holdings
Segment reporting information
Provisions for credit losses and for benefits and claims									1,600		1,900		5,100
Operating Segments | Total Citicorp and Corporate/Other
Segment reporting information
Revenues, net of interest expense									69,370		69,949		68,061
Provision for income taxes									7,140		7,319		4,820
Income (loss) from continuing operations									10,978		15,487		14,358
Identifiable assets	1,713,000				1,726,000				1,713,000		1,726,000
Operating Segments | Global Consumer Banking
Segment reporting information
Revenues, net of interest expense									36,017		36,305		37,124
Provision for income taxes									3,414		3,361		3,429
Income (loss) from continuing operations									6,819		6,576		7,447
Identifiable assets	406,000				413,000				406,000		413,000
Operating Segments | Institutional Clients Group
Segment reporting information
Revenues, net of interest expense									33,052		33,322		30,588
Provision for income taxes									4,070		4,174		2,411
Income (loss) from continuing operations									9,534		9,425		7,833
Identifiable assets	1,257,000				1,263,000				1,257,000		1,263,000
Operating Segments | Corporate/Other
Segment reporting information
Revenues, net of interest expense									301		322		349
Provision for income taxes									(344)		(216)		(1,020)
Income (loss) from continuing operations									(5,375)		(514)		(922)
Identifiable assets	50,000				50,000				50,000		50,000
Operating Segments | Citi Holdings
Segment reporting information
Revenues, net of interest expense									7,849		6,775		1,469
Provision for income taxes									57		(1,133)		(4,423)
Income (loss) from continuing operations									(3,474)		(1,871)		(6,590)
Identifiable assets	$ 129,000				$ 154,000				$ 129,000		$ 154,000
Subsequent Event
Segment reporting information
Number of Markets														11

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.